[4.25" x 4.75" card, stacks of gold coins in background, United SErvices Funds logo left bottom corner.]

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58.11%   1 Year                  18.97%   5 Year                   9.16% 10 Year
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 2/6/96
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                              U.S. WORLD GOLD FUND

The U.S. World Gold Fund makes it easy for you to build a diversified portfolio of world-class North American and Australian gold mining stocks.

                            1-800-557-2297, EXT. 116
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Call for a free prospectus containing more complete information,  including fees and expenses. Please read the prospectus carefully before investing. Like all other mutual funds, Fund shares are not backed by the U.S. Government. Past performance is no guarantee of future results. Investment return and principal value will fluctuate. You may have a gain or a loss when you sell shares.

MFM166